                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 9/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                                AT SEPT. 30, 2008



SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (94.3%)
ISSUER                                                   SHARES                        VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Honeywell Intl                                            268,707                   $11,164,776
-----------------------------------------------------------------------------------------------


AUTOMOBILES (0.4%)
Ford Motor                                                774,476(b,e)                4,027,276
General Motors                                            197,101                     1,862,604
                                                                                ---------------
Total                                                                                 5,889,880
-----------------------------------------------------------------------------------------------


BEVERAGES (2.2%)
Coca-Cola                                                 294,376                    15,566,603
Diageo ADR                                                191,090(c)                 13,158,457
                                                                                ---------------
Total                                                                                28,725,060
-----------------------------------------------------------------------------------------------


CHEMICALS (4.9%)
Air Products & Chemicals                                  108,279                     7,416,029
Dow Chemical                                              487,656                    15,497,708
Eastman Chemical                                          139,580                     7,685,275
EI du Pont de Nemours & Co                                751,805                    30,297,741
Olin                                                      221,596                     4,298,962
                                                                                ---------------
Total                                                                                65,195,715
-----------------------------------------------------------------------------------------------


COMMERCIAL BANKS (6.3%)
Comerica                                                  137,807                     4,518,692
HSBC Holdings                                             607,473(c)                  9,825,362
Lloyds TSB Group                                          574,152(c)                  2,306,526
Natl Australia Bank                                       597,044(c)                 12,045,230
PNC Financial Services Group                               64,924                     4,849,823
Regions Financial                                         349,506                     3,355,258
Royal Bank of Scotland Group                              876,205(c)                  2,825,846
US Bancorp                                                937,227                    33,758,916
Wells Fargo & Co                                          266,232                     9,991,687
                                                                                ---------------
Total                                                                                83,477,340
-----------------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.0%)
Deluxe                                                    341,054                     4,907,767
Pitney Bowes                                              285,797                     9,505,608
RR Donnelley & Sons                                       329,031                     8,071,130
Waste Management                                          124,895                     3,932,944
                                                                                ---------------
Total                                                                                26,417,449
-----------------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.9%)
Packaging Corp of America                                 536,743                    12,441,703
-----------------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
Genuine Parts                                             155,051                     6,234,601
-----------------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (7.1%)
Bank of America                                         1,074,298                    37,600,430
Citigroup                                               1,312,114                    26,911,458
JPMorgan Chase & Co                                       607,998                    28,393,507
KKR Financial Holdings LLC                                311,972                     1,984,142
                                                                                ---------------
Total                                                                                94,889,537
-----------------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (10.9%)
AT&T                                                    1,419,294                    39,626,687
BT Group                                                3,330,789(c)                  9,653,676
Deutsche Telekom ADR                                      608,224(c)                  9,263,252
Embarq                                                    381,531                    15,471,082
FairPoint Communications                                  205,127                     1,778,451
Frontier Communications                                 1,052,015                    12,098,173
Telefonos de Mexico ADR Series L                          403,195(c)                 10,382,271
Telmex Internacional ADR                                  403,195(c)                  5,241,535
Telstra                                                 2,390,227(c)                  8,016,069
Verizon Communications                                    916,918                    29,423,898
Windstream                                                474,697                     5,193,185
                                                                                ---------------
Total                                                                               146,148,279
-----------------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.1%)
American Electric Power                                   176,472                     6,534,758
Duke Energy                                               651,015                    11,347,191
Pinnacle West Capital                                     198,194                     6,819,856
Progress Energy                                           158,523                     6,837,097
Southern                                                  190,042                     7,162,683
UIL Holdings                                               93,836                     3,221,390
                                                                                ---------------
Total                                                                                41,922,975
-----------------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
Hubbell Cl B                                              228,870                     8,021,894
-----------------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.8%)
Halliburton                                               372,872                    12,077,324
Schlumberger                                              114,139                     8,913,115
Transocean                                                154,441(b)                 16,963,799
                                                                                ---------------
Total                                                                                37,954,238
-----------------------------------------------------------------------------------------------


FOOD PRODUCTS (2.4%)
B&G Foods Cl A                                            520,795                     3,723,684
ConAgra Foods                                             395,795                     7,702,171
Kraft Foods Cl A                                          419,167                    13,727,719
Reddy Ice Holdings                                        674,461                     2,461,783
Sara Lee                                                  364,495                     4,603,572
                                                                                ---------------
Total                                                                                32,218,929
-----------------------------------------------------------------------------------------------


GAS UTILITIES (1.2%)
Nicor                                                     350,456                    15,542,724
-----------------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.5%)
Carnival Unit                                             179,564                     6,347,587
-----------------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.4%)
Newell Rubbermaid                                         216,758                     3,741,243
Tupperware Brands                                         522,935                    14,448,694
                                                                                ---------------
Total                                                                                18,189,937
-----------------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Tomkins                                                 1,345,215(c)                  3,755,006
-----------------------------------------------------------------------------------------------


INSURANCE (2.0%)
Lincoln Natl                                              100,529                     4,303,646
Marsh & McLennan Companies                                120,121                     3,815,043
Montpelier Re Holdings                                    522,291(c)                  8,623,024
Unitrin                                                    81,424                     2,030,715
XL Capital Cl A                                           467,074(c)                  8,379,308
                                                                                ---------------
Total                                                                                27,151,736
-----------------------------------------------------------------------------------------------


MACHINERY (0.6%)
Harsco                                                    204,887                     7,619,748
-----------------------------------------------------------------------------------------------


MARINE (0.1%)
Aries Maritime Transport                                  415,529(c)                    855,990
-----------------------------------------------------------------------------------------------


MEDIA (2.1%)
CBS Cl B                                                  230,005                     3,353,473
Cinemark Holdings                                         178,191                     2,423,398
GateHouse Media                                           328,856                       164,428
Natl CineMedia                                            626,738                     6,925,455
Regal Entertainment Group Cl A                            982,724                    15,507,384
                                                                                ---------------
Total                                                                                28,374,138
-----------------------------------------------------------------------------------------------


METALS & MINING (1.7%)
Compass Minerals Intl                                     250,235                    13,109,812
Rio Tinto ADR                                              23,450(c)                  5,850,775
Southern Copper                                           220,125                     4,199,985
                                                                                ---------------
Total                                                                                23,160,572
-----------------------------------------------------------------------------------------------


MULTI-UTILITIES (4.6%)
Ameren                                                     87,657                     3,421,253
CH Energy Group                                            72,109                     3,141,789
Consolidated Edison                                       240,489                    10,331,407
Dominion Resources                                        203,087                     8,688,062
DTE Energy                                                165,832                     6,653,180


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                   SHARES                        VALUE(a)
MULTI-UTILITIES (CONT.)
Natl Grid                                               1,128,249(c)                $14,317,341
NiSource                                                  261,943                     3,866,279
NSTAR                                                     113,752                     3,810,692
Public Service Enterprise Group                           203,830                     6,683,586
                                                                                ---------------
Total                                                                                60,913,589
-----------------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (12.3%)
Arlington Tankers                                         120,833(c)                  1,858,412
BP ADR                                                    734,288(c)                 36,839,228
Chevron                                                   670,174                    55,275,951
Enbridge                                                  671,162(c)                 25,564,560
Enbridge Energy Management LLC                                  1(b)                         23
Eni                                                       389,281(c)                 10,316,102
Kinder Morgan Management LLC                                   --(b)                          1
Royal Dutch Shell ADR                                     262,804(c)                 15,508,064
Ship Finance Intl                                         165,376(c)                  3,565,507
Spectra Energy                                            332,835                     7,921,473
TransCanada                                               239,463(c)                  8,656,587
                                                                                ---------------
Total                                                                               165,505,908
-----------------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (2.1%)
Intl Paper                                                174,542                     4,569,510
MeadWestvaco                                              317,499                     7,400,902
Stora Enso Series R                                       480,429(c)                  4,693,318
Weyerhaeuser                                              179,797                    10,892,102
                                                                                ---------------
Total                                                                                27,555,832
-----------------------------------------------------------------------------------------------


PHARMACEUTICALS (8.8%)
Biovail                                                   572,164(c)                  5,590,042
Bristol-Myers Squibb                                    1,206,900                    25,163,865
Eli Lilly & Co                                             83,553                     3,678,839
Johnson & Johnson                                         275,514                    19,087,610
Merck & Co                                                683,590                    21,574,100
Pfizer                                                  2,012,446                    37,109,504
Wyeth                                                     146,031                     5,394,385
                                                                                ---------------
Total                                                                               117,598,345
-----------------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Intel                                                     418,842                     7,844,911
Microchip Technology                                      474,462                    13,963,416
Taiwan Semiconductor Mfg ADR                            1,381,389(c)                 12,943,615
                                                                                ---------------
Total                                                                                34,751,942
-----------------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.3%)
Capitol Federal Financial                                  97,582(e)                  4,325,810
-----------------------------------------------------------------------------------------------


TOBACCO (7.9%)
Altria Group                                              547,466                    10,861,725
Lorillard                                                 989,814                    70,425,266
Philip Morris Intl                                        493,620                    23,743,122
                                                                                ---------------
Total                                                                               105,030,113
-----------------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.5%)
Babcock & Brown Air ADR                                   705,550(c,e)                6,596,893
-----------------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group ADR                                        240,387(c)                  5,312,553
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,398,643,698)                                                           $1,259,290,799
-----------------------------------------------------------------------------------------------






BONDS (2.7%)
                                    COUPON              PRINCIPAL
ISSUER                               RATE                AMOUNT                        VALUE(a)
BROKERAGE
Goldman Sachs Group
 13.00% Cv
 10-08-08                            13.00%         $25,000,000(d,g,h)              $21,100,825
Goldman Sachs Group
 25.00% Cv
 10-10-08                            25.00           17,000,000(d,g,h)               14,949,596
-----------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $42,000,000)                                                                 $36,050,421
-----------------------------------------------------------------------------------------------






PREFERRED STOCKS (0.8%)
ISSUER                                                   SHARES                        VALUE(a)
PHARMACEUTICALS (0.3%)
Schering-Plough
 6.00% Cv                                                  20,400                    $3,493,500
-----------------------------------------------------------------------------------------------


PROPERTY & CASUALTY (0.5%)
XL Capital
 7.00% Cv                                                 255,800(c)                  1,790,600
 10.75% Cv                                                250,000(c)                  5,935,000
                                                                                ---------------
Total                                                                                 7,725,600
-----------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $17,764,662)                                                                 $11,219,100
-----------------------------------------------------------------------------------------------



MONEY MARKET FUND (2.7%)(f)
                                                         SHARES                        VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%                35,635,875(i)                $35,635,875
-----------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $35,635,875)                                                                 $35,635,875
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,494,044,235)(j)                                                        $1,342,196,195
===============================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 20.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $36,050,421 or 2.7% of net assets.

(e)  At Sept. 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. The Fund's cash equivalent position is 2.1% of net assets.

(g) This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issues, the issuer may deliver shares of the referenced securities.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES             COST
-----------------------------------------------------------------
Goldman Sachs Group*
  13.00% Cv 2008                       04-01-08       $25,000,000
Goldman Sachs Group*
  25.00% Cv 2008                       04-01-08        17,000,000


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


--------------------------------------------------------------------------------
2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(j) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $1,494,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $114,606,000
Unrealized depreciation                                                     (266,454,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(151,848,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                 FAIR VALUE AT SEPT. 30, 2008
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                      $1,212,365,905     $129,830,290         $--        $1,342,196,195






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE REAL ESTATE FUND

                                AT SEPT. 30, 2008



SEPT. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (1.8%)
Gaylord Entertainment                                   94,685(b)          $2,780,898
Starwood Hotels & Resorts Worldwide                     43,011              1,210,330
                                                                      ---------------
Total                                                                       3,991,228
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (94.0%)
Acadia Realty Trust                                     91,950              2,324,496
Alexandria Real Estate Equities                         64,595              7,266,938
AMB Property                                           149,927              6,791,693
AvalonBay Communities                                   89,807              8,838,805
Boston Properties                                      115,167             10,786,541
Brookfield Properties                                  403,239              6,387,306
Camden Property Trust                                  102,821              4,715,371
Corporate Office Properties Trust                       56,169              2,266,419
DiamondRock Hospitality                                136,481              1,241,977
Digital Realty Trust                                    75,786              3,580,889
Douglas Emmett                                         150,131              3,463,522
Duke Realty                                             54,812              1,347,279
EastGroup Properties                                    23,996              1,164,766
Equity Lifestyle Properties                             39,298              2,083,973
Equity Residential                                     221,833              9,851,604
Essex Property Trust                                    35,274              4,173,972
Federal Realty Investment Trust                         79,831              6,833,534
HCP                                                    183,221              7,352,659
Healthcare Realty Trust                                 96,784              2,821,254
Hersha Hospitality Trust                                59,898                445,641
Highwoods Properties                                   109,646              3,899,012
Home Properties                                         31,637              1,833,364
Host Hotels & Resorts                                  420,945              5,594,359
Kilroy Realty                                           52,645              2,515,905
Kimco Realty                                           221,568              8,184,722
LaSalle Hotel Properties                                67,561              1,575,523
Liberty Property Trust                                  90,348              3,401,602
Macerich                                                91,819              5,844,279
Mid-America Apartment Communities                       46,924              2,305,845
Post Properties                                         34,839                974,447
ProLogis                                               215,944              8,912,009
Public Storage                                          89,946              8,905,553
Regency Centers                                         95,077              6,340,685
Senior Housing Properties Trust                        160,961              3,835,701
Simon Property Group                                   196,467             19,057,298
SL Green Realty                                         66,808              4,329,158
Sovran Self Storage                                     13,655                610,242
Strategic Hotels & Resorts                             115,645                873,120
Sunstone Hotel Investors                                45,662                616,437
Taubman Centers                                         54,660              2,733,000
Ventas                                                 148,061              7,317,175
Vornado Realty Trust                                   129,371             11,766,291
                                                                      ---------------
Total                                                                     205,164,366
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
Forest City Enterprises Cl A                            90,707              2,781,983
St. Joe                                                 19,974(b)             780,784
                                                                      ---------------
Total                                                                       3,562,767
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $219,191,234)                                                     $212,718,361
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              1,305,700(c)          $1,305,700
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,305,700)                                                         $1,305,700
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $220,496,934)(d)                                                  $214,024,061
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2008.

(b)  Non-income producing.

(c) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(d) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $220,497,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $15,170,000
Unrealized depreciation                                                     (21,643,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,473,000)
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
1  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                                                   FAIR VALUE AT SEPT. 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $214,024,061          $--             $--        $214,024,061




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS AT SEPT. 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 25, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date November 25, 2008